Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	$ 21,315,189	¥ 138,683,016	¥ 33,430,952
Allowance for other receivables	353,524	2,300,135	2,082,694
Guarantee liabilities	568,814	3,700,872	931,172
Share-based compensation	4,033,051	26,240,241	18,087,929
Investment loss under equity method	979,107	6,370,364	1,201,296
Net operating loss carry forwards	12,378,618	80,539,001	55,764,192
Less: valuation allowance	(21,882,332)	(142,373,018)	(93,710,536)
Non-current deferred tax assets, net	17,745,971	115,460,611	17,787,699
Non-current deferred tax liabilities	$ 0	¥ 0	¥ 0